PROVISIONS AND CONTINGENT LIABILITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning	$ 107,813	$ 72,203
Additions recognized in the year	79,237	89,596
Provisions used during the period	(10,623)	(3,500)
Provisions reversed during the period	(92,119)	(50,430)
Foreign currency translation adjustment	(90)	(243)
Effect of discounted cash flows	76	187
Final balance at the end of the period	84,294	107,813
Legal proceedings provision [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning	29,135	19,147
Additions recognized in the year	23,396	17,000
Provisions used during the period	(10,623)	(3,444)
Provisions reversed during the period	(11,504)	(3,512)
Foreign currency translation adjustment	(90)	(243)
Effect of discounted cash flows	98	187
Final balance at the end of the period	30,412	29,135
Administrative proceedings provision [Member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning	1,312	336
Additions recognized in the year	302	1,032
Provisions used during the period	0	(56)
Provisions reversed during the period	0	0
Foreign currency translation adjustment	0	0
Effect of discounted cash flows	(22)	0
Final balance at the end of the period	1,592	1,312
Financial guarantees provision [Member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning	77,366	52,720
Additions recognized in the year	55,539	71,564
Provisions used during the period	0	0
Provisions reversed during the period	(80,615)	(46,918)
Foreign currency translation adjustment	0	0
Effect of discounted cash flows	0	0
Final balance at the end of the period	$ 52,290	$ 77,366